Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Transaction and Carrying Value

Summary of transaction and carrying value:

Purchase price:		Allocation of Purchase price:
Cash	$2,524,052	Patents	$4,992,552
Fair value of stock issued	2,468,500	Amortization	(666,693)
	$4,992,552	Balance	$4,325,859

Summary of transaction and carrying value:

Purchase price:		Allocation of Purchase price:
Cash	$2,460,664	Patents	$4,929,164
Fair value of stock issued	2,468,500	Accumulated Amortization	(564,843)
	$4,929,164	Balance	$4,367,321

Schedule of Deconsolidation and Equity

Summary of deconsolidation loss:

Goodwill and Intangibles	$1,042,151
Net assets of SRM Ltd at deconsolidation	189,866
Equity of SRM Ltd	698,557
Effect of deconsolidation	1,930,574
Fair value of Consideration	(1,521,025)
Loss on deconsolidation	$(409,549)

Summary of Changes to Equity Method Investment
Summary of Changes to Equity Method Investment

Fair value of Consideration	$1,521,025
Equity in SRM losses	(864,418)
Balance, December 31, 2023	$657,183
Sale of shares of SRM common stock	(57,452)
Equity in SRM losses	(599,155)
Balance, December 31, 2024	$-0-